PROPERTY, EQUIPMENT AND SOFTWARE, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Depreciation expenses	¥ 517,915	$ 74,061	¥ 468,378	¥ 256,594